Note 19 - Deferred Income Tax	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of deferred taxes [text block]
19	Deferred income tax

Deferred income taxes are calculated in full on temporary differences under the liability method using the tax rate of each country.

The evolution of deferred tax assets and liabilities during the year are as follows:

Deferred tax liabilities

	Fixed assets (*)	Inventories	Intangible and Other	Total
At the beginning of the year	744,926	34,934	55,585	835,445
Effect of adoption of new standards	-	-	35	35
Translation differences	(876)	-	92	(784)
Charged directly to other comprehensive income	-	-	288	288
Income statement charge	(33,055)	(9,886)	(9,468)	(52,409)
At December 31, 2018	710,995	25,048	46,532	782,575

19	Deferred income tax (Cont.)

Deferred tax liabilities (Cont.)
	Fixed assets (*)	Inventories	Intangible and Other	Total
At the beginning of the year	625,488	36,891	152,281	814,660
Translation differences	2,241	(2)	23	2,262
Charged directly to other comprehensive income	-	-	(583)	(583)
Income statement credit (charge)	117,197	(1,955)	(96,136)	19,106
At December 31, 2017	744,926	34,934	55,585	835,445

(*) Includes the effect of currency translation on tax base (See Note
7
).

Deferred tax assets
	Provisions and allowances	Inventories	Tax losses (*)	Other	Total
At the beginning of the year	(26,475)	(89,555)	(354,944)	(60,033)	(531,007)
Effect of adoption of new standards	952	-	-	(164)	788
Translation differences	2,532	1,447	1,014	(38)	4,955
Charged directly to other comprehensive income	23	-	-	1,587	1,610
Income statement charge / (credit)	6,852	1,523	(42,327)	(27,536)	(61,488)
At December 31, 2018	(16,116)	(86,585)	(396,257)	(86,184)	(585,142)

(*) As of
December 31, 2018,
the net unrecognized deferred tax assets amount to
$127.3
million.

	Provisions and allowances	Inventories	Tax losses	Other	Total
At the beginning of the year	(33,276)	(94,176)	(199,326)	(81,838)	(408,616)
Translation differences	(223)	(972)	322	(606)	(1,479)
Charged directly to other comprehensive income	-	-	-	(778)	(778)
Income statement charge / (credit)	7,024	5,593	(155,940)	23,189	(120,134)
At December 31, 2017	(26,475)	(89,555)	(354,944)	(60,033)	(531,007)

The estimated recovery analysis of deferred tax assets and deferred tax liabilities is as follows:

	Year ended December 31,
	2018	2017
Deferred tax assets to be recovered after 12 months	(452,330)	(405,416)
Deferred tax liabilities to be recovered after 12 months	739,670	808,108

Deferred income tax assets and liabilities are offset when (
1
) there is a legally enforceable right to set-off current tax assets against current tax liabilities and (
2
) when the deferred income taxes relate to the same fiscal authority on either the same taxable entity or different taxable entities where there is an intention to settle the balances on a net basis. The following amounts, determined after appropriate set-off, are shown in the Consolidated Statement of Financial Position:
	Year ended December 31,
	2018	2017
Deferred tax assets	(181,606)	(153,532)
Deferred tax liabilities	379,039	457,970
	197,433	304,438

The movement in the net deferred income tax liability account is as follows:
	Year ended December 31,
	2018	2017
At the beginning of the year	304,438	406,044
Effect of adoption of new standards	823	-
Translation differences	4,171	783
Charged directly to Other Comprehensive Income	1,898	(1,361)
Income statement credit	(113,897)	(101,028)
At the end of the year	197,433	304,438